Investments - Schedule of investments accounted for under equity method (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Investments
Equity method investments	¥ 255,007,914	¥ 257,517,237
Wuhan Shayu Network Technology Co., Ltd. ("Shayu")
Investments
Equity method investments	151,774,078	143,955,394
Nanshan Stellar Investment LLP ("Nanshan LLP")
Investments
Equity method investments	100,411,039	101,719,858
Others
Investments
Equity method investments	¥ 2,822,797	¥ 11,841,985